Interest in joint operations (Tables)	12 Months Ended
Jun. 30, 2021
Interest in joint operations
Schedule of interest in joint operations

			% of equity owned
			2021	2020
Name	Country of incorporation	Nature of activities	%	%
Louisiana Integrated Polyethylene JV LLC[1]	United States of America	Manufactures high density polyethylene chemicals	50	—
Gemini HDPE LLC[2]	United States of America	Manufactures high density polyethylene chemicals	—	50
Sasol Canada[3]	Canada	Development of shale gas reserves and production and marketing of shale gas	50	50
Natref	South Africa	Refining of crude oil	64	64
1	Upon successful completion of the divestment of 50% of Sasol’s commodity chemicals units at our Lake Charles facility in December 2020, the 50/50 Louisiana Integrated Polyethylene joint venture (“JV”) with LyondellBasell was established. LyondellBasell operates the JV assets on behalf of the JV. The joint operation operates as a tolling arrangement and Sasol retains control to the goods during the toll processing, for which a fee is paid, and only recognises revenue when the finished goods are transferred to a final customer. Sasol and Equistar, a subsidiary of LyondellBasell, have entered into a marketing agreement pursuant to which Equistar is appointed as an independent agent to exclusively market and sell, in consideration for a fee, all of Sasol’s Linear low-density polyethylene (LLDPE) and Low-density polyethylene (LDPE) produced by the joint operation to customers.
2	The Group sold it's investment in Gemini HDPE LLC on 31 December 2020.
3	The Group has classified the assets and liabilities of the Canada joint operation as held for sale at 30 June 2021. The disposal subsequently closed on 29 July 2021. Refer to note 12.

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Louisiana				Total	Total
	Integrated
	Polyethylene	Sasol
	JV LLC	Canada*	Natref	Other**	2021	2020
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	27 226	—	3 421	—	30 647	12 917
External current assets	665	1 379	319	2 509	4 872	1 682
Intercompany current assets	—	—	1	1	2	40
Total assets	27 891	1 379	3 741	2 510	35 521	14 639
Shareholders’ equity	27 484	478	360	432	28 754	3 614
Long-term liabilities	62	—	2 457	3	2 522	9 224
Interest-bearing current liabilities	38	—	184	3	225	764
Non-interest-bearing current liabilities	187	901	414	1 105	2 607	557
Intercompany current liabilities	120	—	326	967	1 413	480
Total equity and liabilities	27 891	1 379	3 741	2 510	35 521	14 639
*	The Group has classified the assets and liabilities of the Canada joint operation as held for sale at 30 June 2021. The disposal subsequently closed on 29 July 2021. Refer to note 12.
**	Includes Central Térmica de Ressano Garcia (CTRG), which has been classified as held for sale at 30 June 2021. Refer to note 12.